CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
INTEREST AND DIVIDEND INCOME:
Loans receivable	$ 45,798,661	$ 44,821,977	$ 46,044,445
Mortgage loans held for sale	3,776,844	2,195,153	5,169,547
Securities and other	455,297	410,168	399,630
Total interest and dividend income	50,030,802	47,427,298	51,613,622
INTEREST EXPENSE:
Deposits	4,167,877	3,514,400	4,965,183
Borrowed money	984,644	1,219,605	970,184
Subordinated debentures	500,494	496,052	509,437
Total interest expense	5,653,015	5,230,057	6,444,804
Net interest income	44,377,787	42,197,241	45,168,818
Provision for loan losses	2,000,000	1,210,000	12,090,000
Net interest income after provision for loan losses	42,377,787	40,987,241	33,078,818
NON-INTEREST INCOME:
Mortgage revenues	9,872,608	3,918,247	12,331,500
Retail banking fees	4,256,380	4,252,322	4,194,912
Investment brokerage revenues		163,765	973,963
Bank-owned life insurance income	901,307	922,897	903,177
Other	2,912,765	284,580	366,531
Total non-interest income	17,943,060	9,541,811	18,770,083
NON-INTEREST EXPENSE:
Salaries and employee benefits	21,386,494	17,713,542	17,746,857
Occupancy, equipment and data processing expense	12,019,816	10,815,509	10,111,830
Advertising	709,015	637,188	545,339
Professional services	1,845,577	2,268,761	2,524,107
FDIC deposit insurance premium expense	1,004,292	1,091,086	1,251,848
Real estate foreclosure losses (recoveries) and expense, net	31,589	(323,793)	2,209,968
Postage, document delivery and office supplies expense	741,199	649,201	692,952
Other	1,507,794	1,411,613	2,160,345
Total non-interest expense	39,245,776	34,263,107	37,243,246
Income before income taxes	21,075,071	16,265,945	14,605,655
Income tax expense	6,947,624	5,232,583	4,796,596
Net income	14,127,447	11,033,362	9,809,059
OTHER COMPREHENSIVE INCOME:
Unrealized gain (loss) on debt and mortgage-backed securities available for sale	47,444	(1,081)	(75,831)
Income tax (expense) benefit	(18,030)	411	28,816
Net unrealized gain (loss)	29,414	(670)	(47,015)
Comprehensive income	14,156,861	11,032,692	9,762,044
Income available for common shares	$ 14,127,447	$ 10,223,110	$ 8,289,487
Per Common Share Amounts:
Basic earnings per common share (in dollars per share)	$ 1.19	$ 0.92	$ 0.76
Weighted average common shares outstanding - basic (in shares)	11,825,104	11,154,695	10,892,136
Diluted earnings per common share (in dollars per share)	$ 1.17	$ 0.88	$ 0.74
Weighted average common shares outstanding - diluted (in shares)	12,064,356	11,570,033	11,132,941